Revenue - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 23, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Capitalized Contract Cost, Amortization		$ 29	$ 22	$ 21
7-Eleven Transaction [Member]
Concentration Risk [Line Items]
Discontinued Operation, Period of Continuing Involvement after Disposal	15 years
7-Eleven
Concentration Risk [Line Items]
Concentration Risk, Customer		7-Eleven, Inc. accounts for approximately 20% of both total revenues and motor fuel gallons sold.